Note 8 - Stock-based Compensation - RSU Stock-based Payment Awards (10 Q) (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023		Dec. 31, 2022
Statement [Line Items]
Balance (in shares)	3,652		5,509
Balance, weighted average grant date fair value (in dollars per share)	$ 36.49		$ 34.78
Vested(1) (in shares)	(742)	[1]	(1,857)	[2]
Vested weighted average grant date fair value (in dollars per share)	$ 33.72	[1]	$ 31.41	[2]
Outstanding (in shares)	2,910		3,652
Outstanding weighted average grant date fair value (in dollars per share)	$ 38.28		$ 36.49

[1]	The RSUs vested during the three months ended March 31, 2023 were settled on a hybrid basis. The Company withheld 274 shares of common stock and, in lieu of delivering such shares, paid the RSU holder an amount in cash equal to the fair market value of such shares on the vesting date, representing the holder's approximate tax liability associated with the vesting
[2]	The RSUs vested during the year ended December 31, 2022 were settled on a hybrid basis. The Company withheld 685 shares of common stock and, in lieu of delivering such shares, paid the RSU holder an amount in cash equal to the fair market value of such shares on the vesting date, representing the holder's approximate tax liability associated with the vesting.